Warrants - Schedule of Changes in Warrant Liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Change In Financial Instruments [Roll Forward]
Balance, beginning of period	$ 256,536	$ 261,569
Balance, end of period	250,694	256,536	$ 261,569
Fair Value, Inputs, Level 3
Change In Financial Instruments [Roll Forward]
Balance, beginning of period	256,536	261,569	374,694
Additional warrants issued	0	0
Change in fair value	(5,842)	(5,033)	(113,125)
Balance, end of period	$ 250,694	$ 256,536	$ 261,569